UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2014

Date of reporting period:	November 30, 2013

Item 1. Schedule of Investments:

Putnam Global Telecommunications Fund

The fund's portfolio
11/30/13 (Unaudited)

COMMON STOCKS (99.4%)(a)
	Shares	Value

Diversified telecommunication services (42.5%)

AT&T, Inc.	50,966	$1,794,513

BT Group PLC (United Kingdom)	304,957	1,861,413

Deutsche Telekom AG (Germany)	23,932	380,225

Jazztel PLC (Spain)(NON)	74,103	778,811

Koninklijke (Royal) KPN NV (Netherlands)(NON)	261,968	849,780

Portugal Telecom SGPS SA (Portugal)(S)	117,610	527,819

TalkTalk Telecom Group PLC (United Kingdom)	49,342	219,630

TDC A/S (Denmark)	116,884	1,047,019

Verizon Communications, Inc.	31,718	1,573,847

Vivendi (France)	24,781	628,135

Ziggo NV (Netherlands)	24,078	1,030,317

		10,691,509
Internet software and services (3.2%)

Telecity Group PLC (United Kingdom)	70,526	809,189

		809,189
IT Services (3.3%)

InterXion Holding NV (Netherlands)(NON)	37,600	846,376

		846,376
Media (18.3%)

CBS Corp. Class B	12,700	743,712

Comcast Corp. Class A	19,683	981,591

DISH Network Corp. Class A	12,200	660,752

Liberty Global PLC Ser. C (United Kingdom)(NON)	10,200	830,790

Numericable SAS (France)(NON)	25,060	1,006,223

Time Warner Cable, Inc.	2,700	373,194

		4,596,262
Real estate investment trusts (REITs) (2.0%)

American Tower Corp.	6,500	505,505

		505,505
Wireless telecommunication services (30.1%)

KDDI Corp. (Japan)	7,800	489,570

SoftBank Corp. (Japan)	24,600	1,990,668

T-Mobile US, Inc.(NON)	32,500	845,325

Vodafone Group PLC (United Kingdom)	1,143,284	4,238,333

		7,563,896

Total common stocks (cost $19,517,799)		$25,012,737

SHORT-TERM INVESTMENTS (3.0%)(a)
	Shares	Value

Putnam Short Term Investment Fund 0.08%(AFF)	251,203	$251,203

Putnam Cash Collateral Pool, LLC 0.16%(d)	507,840	507,840

Total short-term investments (cost $759,043)		$759,043

TOTAL INVESTMENTS

Total investments (cost $20,276,842)(b)		$25,771,780

FORWARD CURRENCY CONTRACTS at 11/30/13 (aggregate face value $14,609,235) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	1/16/14	$76,154	$78,295	$(2,141)
	Euro	Sell	12/18/13	493,649	484,992	(8,657)
	Singapore Dollar	Buy	2/19/14	42,558	42,750	(192)
Barclays Bank PLC
	Australian Dollar	Buy	1/16/14	40,573	41,705	(1,132)
	British Pound	Sell	12/18/13	333,116	324,858	(8,258)
	Canadian Dollar	Buy	1/16/14	132,270	135,830	(3,560)
	Euro	Buy	12/18/13	706,707	686,204	20,503
	Hong Kong Dollar	Buy	2/19/14	58,118	58,123	(5)
	Japanese Yen	Buy	2/19/14	14,043	14,617	(574)
	Norwegian Krone	Buy	12/18/13	78,479	78,787	(308)
	Singapore Dollar	Buy	2/19/14	325,960	329,127	(3,167)
	Swedish Krona	Buy	12/18/13	123,768	124,877	(1,109)
Citibank, N.A.
	Danish Krone	Sell	12/18/13	916,808	895,258	(21,550)
	Euro	Sell	12/18/13	789,866	789,340	(526)
	Japanese Yen	Buy	2/19/14	472,744	489,911	(17,167)
Credit Suisse International
	Australian Dollar	Buy	1/16/14	43,841	45,059	(1,218)
	British Pound	Sell	12/18/13	359,949	342,060	(17,889)
	Canadian Dollar	Buy	1/16/14	143,363	147,506	(4,143)
	Japanese Yen	Buy	2/19/14	316,959	330,072	(13,113)
	New Zealand Dollar	Buy	1/16/14	58,721	59,395	(674)
	Norwegian Krone	Buy	12/18/13	51,743	52,000	(257)
	Swedish Krona	Buy	12/18/13	107,003	105,816	1,187
	Swiss Franc	Buy	12/18/13	196,190	189,817	6,373
Deutsche Bank AG
	Australian Dollar	Buy	1/16/14	76,244	78,941	(2,697)
	Canadian Dollar	Buy	1/16/14	29,049	29,948	(899)
	Euro	Sell	12/18/13	1,334,197	1,301,449	(32,748)
	Swedish Krona	Buy	12/18/13	56,512	55,865	647
Goldman Sachs International
	Euro	Buy	12/18/13	438,346	425,026	13,320
HSBC Bank USA, National Association
	British Pound	Sell	12/18/13	320,682	307,577	(13,105)
	Euro	Buy	12/18/13	421,497	408,589	12,908
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	1/16/14	44,567	45,812	(1,245)
	British Pound	Sell	12/18/13	967,117	929,560	(37,557)
	Canadian Dollar	Buy	1/16/14	100,119	103,014	(2,895)
	Euro	Buy	12/18/13	321,626	327,734	(6,108)
	Japanese Yen	Buy	2/19/14	17,108	17,810	(702)
	Norwegian Krone	Buy	12/18/13	51,335	51,714	(379)
	Singapore Dollar	Buy	2/19/14	176,688	178,460	(1,772)
	Swedish Krona	Buy	12/18/13	131,068	130,100	968
	Swiss Franc	Buy	12/18/13	36,965	37,164	(199)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	1/16/14	40,573	41,693	(1,120)
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/16/14	75,972	78,090	(2,118)
	British Pound	Sell	12/18/13	752,784	715,267	(37,517)
	Canadian Dollar	Buy	1/16/14	120,707	124,177	(3,470)
	Euro	Sell	12/18/13	1,007,544	981,090	(26,454)
	Israeli Shekel	Buy	1/16/14	73,111	72,865	246
	Japanese Yen	Buy	2/19/14	398,269	414,527	(16,258)
	Norwegian Krone	Buy	12/18/13	102,948	104,720	(1,772)
	Swedish Krona	Buy	12/18/13	201,799	200,846	953
UBS AG
	British Pound	Sell	12/18/13	736,259	709,313	(26,946)
	Canadian Dollar	Buy	1/16/14	163,105	167,374	(4,269)
	Euro	Buy	12/18/13	386,984	375,238	11,746
	Norwegian Krone	Buy	12/18/13	76,163	77,393	(1,230)
WestPac Banking Corp.
	Australian Dollar	Buy	1/16/14	18,153	18,662	(509)
	British Pound	Buy	12/18/13	110,766	105,250	5,516
	Canadian Dollar	Buy	1/16/14	51,235	52,708	(1,473)
	Japanese Yen	Buy	2/19/14	91,111	94,860	(3,749)

Total						$(258,464)

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2013 through December 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $25,156,125.
(b)	The aggregate identified cost on a tax basis is $20,295,518, resulting in gross unrealized appreciation and depreciation of $5,667,572 and $191,310, respectively, or net unrealized appreciation of $5,476,262.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Short Term Investment Fund *	$454,619	$2,814,350	$3,017,766	$167	$251,203
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $476,378.
	The fund received cash collateral of $507,840, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $250,847 to cover certain derivatives contracts.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United Kingdom	31.5%
	United States	30.6
	Netherlands	10.8
	Japan	9.8
	France	6.5
	Denmark	4.1
	Spain	3.1
	Portugal	2.1
	Germany	1.5

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $274,174 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Consumer discretionary	$4,596,262	$—	$—
Financials	505,505	—	—
Information technology	846,376	809,189	—
Telecommunication services	6,693,923	11,561,482	—
Total common stocks	12,642,066	12,370,671	—
Short-term investments	251,203	507,840	—

Totals by level	$12,893,269	$12,878,511	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(258,464)	$—

Totals by level	$—	$(258,464)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$74,367	$332,831

Total	$74,367	$332,831

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Forward currency contracts (contract amount)	$16,300,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 28, 2014